Filed with the Securities and Exchange Commission on December 21, 2012

1933 Act Registration File No. 333-78275
1940 Act File No. 811-09303

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒

Pre-Effective Amendment No.
Post-Effective Amendment No.	43	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒

Amendment No.	44	☒

(Check appropriate box or boxes.)

KINETICS MUTUAL FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

555 Taxter Road, Suite 175
Elmsford, New York 10523
(Address and Zip Code of Principal Executive Offices)

1-800-930-3828
Registrant’s Telephone Number, including Area Code

Leonid Polyakov
555 Taxter Road, Suite 175
Elmsford, New York 10523
(Name and Address of Agent for Service)

With a copy to:
Mary Jo Reilly, Esq.
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

It is proposed that this filing will become effective:

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on January 1, 2013 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 42 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, (the “Securities Act”) on October 26, 2012, and pursuant to Rule 485(a)(2) would become effective on December 25, 2012.

This Post-Effective Amendment No. 43 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 1, 2013 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 43 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act, the Registrant, Kinetics Mutual Funds, Inc., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 43 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 43 to its Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Elmsford and State of New York, on the 21st day of December, 2012.

KINETICS MUTUAL FUNDS, INC.

/s/ Peter B. Doyle*
  Peter B. Doyle, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 43 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

NAME	TITLE	DATE

Peter B. Doyle*	Director, President, Chairman of the Board	December 21, 2012
Peter B. Doyle
Douglas Cohen*	Director	December 21, 2012
Douglas Cohen
William J. Graham*	Director	December 21, 2012
William J. Graham
Steven T. Russell*	Director	December 21, 2012
Steven T. Russell
Murray Stahl*	Director and Secretary	December 21, 2012
Murray Stahl
Joseph E. Breslin*	Director	December 21, 2012
Joseph E. Breslin
James Breen*	Director	December 21, 2012
James M. Breen
Leonid Polyakov*	Director and Treasurer	December 21, 2012
Leonid Polyakov
/s/ Jay Kesslen		December 21, 2012
Jay Kesslen

*By: /s/ Jay Kesslen
  Attorney-In-Fact pursuant to the Power of Attorney incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement filed on April 27, 2012.

Pursuant to the requirements of the Investment Company Act, the undersigned hereby signs this Amendment to the Registration Statement of Kinetics Mutual Funds, Inc. on behalf of the Board of Trustees of Kinetics Portfolios Trust in the City of Elmsford and State of New York, on the 21st day of December, 2012.

KINETICS PORTFOLIOS TRUST

/s/ Peter B. Doyle*
  Peter B. Doyle,
  President and Chairman of the Board

*By: /s/ Jay Kesslen
  Attorney-In-Fact pursuant to the Power of Attorney incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement filed on April 27, 2012.